LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information of Leases

		December 31,
Leases	Balance Sheet Classification	2020	2019
		(In thousands)
Assets:
Right-of-use assets	Other non-current assets	$170,153	$136,020

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$27,143	$21,894
Long-term lease liabilities	Other long-term liabilities	205,362	165,034
Total lease liabilities		$232,505	$186,928

Schedule of Lease Cost and Other Information

		December 31,
Lease Expense	Income Statement Classification	2020	2019
		(In thousands)
Fixed lease expense	Cost of revenue	$2,183	$547
Fixed lease expense	Selling and marketing expense	12,591	10,749
Fixed lease expense	General and administrative expense	20,923	13,786
Fixed lease expense	Product development expense	3,016	1,502
Total fixed lease expense(a)		38,713	26,584
Variable lease expense	Cost of revenue	—	83
Variable lease expense	Selling and marketing expense	2,314	1,573
Variable lease expense	General and administrative expense	7,314	5,657
Variable lease expense	Product development expense	934	391
Total variable lease expense		10,562	7,704
Net lease expense		$49,275	$34,288
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(a) Includes approximately $5.8 million and $2.6 million of lease impairment charges, $2.5 million and $2.0 million of short-term lease expense, and $5.3 million and $7.4 million of sublease income, for the years ended December 31, 2020 and 2019, respectively.

	December 31,
	2020	2019
	(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$80,314	$60,828
Cash paid for amounts included in the measurement of lease liabilities	$41,377	$33,543

Schedule of Maturities of Operating Lease Liabilities
Maturities of lease liabilities as of December 31, 2020(b):

Years Ended December 31,	In thousands
2021	$37,982
2022	37,875
2023	36,192
2024	35,106
2025	26,841
Thereafter	227,409
Total	401,405
Less: Interest	168,900
Present value of lease liabilities	$232,505
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(b) Lease payments exclude $0.1 million of legally binding minimum lease payments for leases signed but not yet commenced.

Schedule of Weighted-Average Lease Term and Discount Rate of Leases
The following are the weighted average assumptions used for lease term and discount rate as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Remaining lease term	15.5 years	17.7 years
Discount rate	5.67%	6.13%